MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 545,974	$ 575,871	$ 588,147
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	250,471	239,241	245,361
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	108,150	131,086	137,559
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	85,975	99,678	97,838
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	38,975	39,894	44,489
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	37,756	34,457	28,679
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 24,929	$ 31,515	$ 34,221